Property, plant and equipment	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment	13 Property, plant and equipment
(a) Overview of property, plant and equipment, including right-of-use assets

						2025
	Freehold property £m	Leasehold property £m	Plant, equipment and other owned £m	Plant, equipment and other leased £m	Assets in the course of construction £m	Total £m
1 January
Cost	1,360	888	5,566	437	601	8,852
Accumulated depreciation and impairment	(493)	(431)	(3,293)	(256)		(4,473)
Net book value at 1 January	867	457	2,273	181	601	4,379
Differences on exchange	1	3	(17)	(5)	5	(13)
Additions
– right-of-use assets	—	60	—	77	—	137
– separately acquired	—	—	17	—	543	560
Reallocations	51	28	431	(3)	(507)	—
Depreciation	(36)	(96)	(307)	(82)	—	(521)
Impairment	(1)	(11)	(33)	—	10	(35)
Right-of-use assets − reassessments, modifications and terminations	—	(2)	—	(3)	—	(5)
Disposals	(3)	(2)	(10)	(1)	—	(16)
Net reclassifications as held-for-sale	—	(1)	—	—	(2)	(3)
31 December
Cost	1,402	883	5,909	432	650	9,276
Accumulated depreciation and impairment	(523)	(447)	(3,555)	(268)		(4,793)
Net book value at 31 December	879	436	2,354	164	650	4,483

						2024
	Freehold property £m	Leasehold property £m	Plant, equipment and other owned £m	Plant, equipment and other leased £m	Assets in the course of construction £m	Total £m
1 January
Cost	1,418	895	5,702	375	654	9,044
Accumulated depreciation and impairment	(437)	(443)	(3,360)	(221)		(4,461)
Net book value at 1 January	981	452	2,342	154	654	4,583
Differences on exchange	(29)	(26)	(139)	(4)	(37)	(235)
Additions
– right-of-use assets	—	152	—	105	—	257
– separately acquired	—	—	23	—	469	492
Reallocations	87	13	385	—	(485)	—
Depreciation	(35)	(97)	(291)	(74)	—	(497)
Impairment	(89)	(41)	(41)	(2)	—	(173)
Right-of-use assets − reassessments, modifications and terminations	—	8	—	2	—	10
Disposals	(48)	(3)	(6)	—	—	(57)
Net reclassifications as held-for-sale	—	(1)	—	—	—	(1)
31 December
Cost	1,360	888	5,566	437	601	8,852
Accumulated depreciation and impairment	(493)	(431)	(3,293)	(256)		(4,473)
Net book value at 31 December	867	457	2,273	181	601	4,379
Refer to notes 4 and 7 for more information on property, plant and equipment impairments, except for assets in the course of construction.
Included in additions in 2025 is an amount of £8 million (2024: £30 million) related to sustainability as explained in note 33. Also in 2025, an impairment of
£12 million for some assets in the course of construction was reversed as a use for these assets could be found elsewhere. The £3 million of assets classified as held-for-sale in 2025 relates to Brascuba, as discussed in note 27(d)(i).
As discussed in note 5(b), in 2024, the Group completed certain sale and leaseback transactions. The cash flow effect of these transactions was £37 million.
The Group has £72 million of future contractual commitments (2024: £67 million) related to property, plant and equipment.
(b) Right-of-use assets
In accordance with IFRS 16 Leases, the right-of-use assets related to leased properties have been included in the asset class ‘Leasehold Property’ (note 13(c))
and other right-of-use assets have been reported under ‘Plant, equipment and other leased’.
The Group leases various offices, warehouses, retail spaces, equipment and vehicles through its subsidiaries across the globe. Arrangements are entered into in the ordinary course of business, and lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions reflecting local commercial practice. The lease agreements do not impose any covenants other than the security interests in the leased assets that are held by the lessor.
Leased assets may not be used as security for borrowing purposes.
Assets representing ‘plant, equipment and other leased’ relate to leases of various assets including industrial equipment and distribution vehicles in Brazil,
Canada, China, Italy, Mexico, Pakistan, Romania, the UK, the U.S. and other countries.
(c) Leasehold property
As of 31 December 2025, the Group holds £111 million (2024: £95 million) of leasehold properties acquired and another £325 million (2024: £362 million)
of right-of-use leased properties.
Assets representing ‘leasehold property’ relate to leases in respect of offices, retail space, warehouses and manufacturing facilities occupied by Group subsidiaries and include property leases with lease terms of more than five years in Bangladesh, Brazil, China, Germany, Italy, Nigeria, Pakistan, Singapore,
the U.S. and Vietnam, amongst other countries. In addition, capitalised expenditure representing leasehold improvements is included in this asset class.

	2025 £m	2024 £m
Leasehold land and property comprises
– net book value of long leasehold	21	22
– net book value of short leasehold	415	435
	436	457

2025
Leasehold property net book value movements for the year ended 31 December 2025	Net book value at 1 January £m	Differences on exchange £m	Depreciation and impairment £m	Other net movements* £m	Net book value at 31 December £m
– Property acquired (IAS 16)	95	7	(14)	23	111
– Right-of-use properties (IFRS 16)	362	(4)	(93)	60	325
	457	3	(107)	83	436

					2024
Leasehold property net book value movements for the year ended 31 December 2024	Net book value at 1 January £m	Differences on exchange £m	Depreciation and impairment £m	Other net movements* £m	Net book value at 31 December £m
– Property acquired (IAS 16)	147	(7)	(50)	5	95
– Right-of-use properties (IFRS 16)	305	(19)	(88)	164	362
	452	(26)	(138)	169	457
Note:
*Property acquired (IAS 16 Property, plant and equipment) other net movements for leasehold improvements represent additions (directly acquired and/or transferred from assets in the course of construction) net of disposals, whereas other net movements for right-of-use properties (IFRS 16) relate to new leases net of reassessments, modifications and terminations as reported in the Property, plant and equipment movement table in note 13(a).
(d) Freehold property
As of 31 December 2025, the Group owns freehold property amounting to £879 million (2024: £867 million), representing factories, warehouses and office buildings, together with adjoining land, mainly in the U.S., the UK, Bangladesh, Indonesia and Croatia.

	2025 £m	2024 £m
Cost of freehold land within freehold property on which no depreciation is provided	147	151